UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: 14034
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE


                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
ACE LTD                        	COM 	G0070K103      257	4700	 SH 	      SOLE 	   	   4700
ALNYLAM PHARMACEUTICALS INC    	COM 	02043Q107      280	19406	 SH 	      SOLE 	   	   19406
AMERICAN INTL GROUP INC        	COM 	026874107      247	3725	 SH 	      SOLE 	   	   3725
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      713	76957	 SH 	      SOLE 	   	   76957
AMGEN INC                      	COM 	031162100      267	3725	 SH 	      SOLE 	   	   3725
AVOCENT CORP                   	COM 	053893103      1395	46322	 SH 	      SOLE 	   	   46322
BANK AMER CORP                 	COM 	060505104      592	11050	 SH 	      SOLE 	   	   11050
CBS CORP CLASS B               	COM 	124857202      248	8800	 SH 	      SOLE 	   	   8800
CHEVRON CORP                   	COM 	166764100      227	3500	 SH 	      SOLE 	   	   3500
CISCO SYS INC                  	COM 	17275R102      323	14050	 SH 	      SOLE 	   	   14050
CITIGROUP INC                  	COM 	172967101      343	6900	 SH 	      SOLE 	   	   6900
COMPANHIA VALE DO RIO DOCE     	ADR 	204412209      218	10100	 SH 	      SOLE 	   	   10100
CONOCOPHILLIPS                 	COM 	20825C104      262	4400	 SH 	      SOLE 	   	   4400
CORNING INC                    	COM 	219350105      227	9300	 SH 	      SOLE 	   	   9300
DOMINION RES INC VA NEW        	COM 	25746U109      237	3100	 SH 	      SOLE 	   	   3100
EMC CORP                       	COM 	268648102      224	18700	 SH 	      SOLE 	   	   18700
EXXON MOBIL CORP               	COM 	30231G102      340	5071	 SH 	      SOLE 	   	   5071
FEDERATED DEPT STORES INC DE   	COM 	31410H101      212	4900	 SH 	      SOLE 	   	   4900
FOREST LABS INC                	COM 	345838106      253	5000	 SH 	      SOLE 	   	   5000
GENERAL ELEC CO                	COM 	369604103      545	15450	 SH 	      SOLE 	   	   15450
HALLIBURTON CO                 	COM 	406216101      243	8550	 SH 	      SOLE 	   	   8550
LILLY ELI + CO                 	COM 	532457108      205	3600	 SH 	      SOLE 	   	   3600
MEDTRONIC INC                  	COM 	585055106      385	8300	 SH 	      SOLE 	   	   8300
MERRILL LYNCH + CO INC         	COM 	590188108      266	3400	 SH 	      SOLE 	   	   3400
MICROSOFT CORP                 	COM 	594918104      398	14575	 SH 	      SOLE 	   	   14575
PEPSICO INC                    	COM 	713448108      423	6475	 SH 	      SOLE 	   	   6475
PROCTER AND GAMBLE CO          	COM 	742718109      506	8165	 SH 	      SOLE 	   	   8165
SANOFI AVENTIS                 	ADR 	80105N105      209	4700	 SH 	      SOLE 	   	   4700
SCHERING PLOUGH CORP           	COM 	806605101      373	16900	 SH 	      SOLE 	   	   16900
STATE STREET CORPORATION       	COM 	857477103      235	3770	 SH 	      SOLE 	   	   3770
STRATEGIC HOTELS + RESORTS INC 	COM 	86272T106      1463	70520	 SH 	      SOLE 	   	   70520
TEXTRON INC                    	COM 	883203101      700	8000	 SH 	      SOLE 	   	   8000
UBS AG                         	COM 	H89231338      309	5200 	 SH 	      SOLE 	   	   5200
UNITED TECHNOLOGIES CORP       	COM 	913017109      263	4150	 SH 	      SOLE 	   	   4150
VIACOM INC NEW                 	COM 	92553P201      286	7700	 SH 	      SOLE 	   	   7700
VISTAPRINT LTD                 	COM 	G93762204      346	13326	 SH 	      SOLE 	   	   13326
ZANETT INC                     	COM 	98906R109      14	10000	 SH 	      SOLE 	   	   10000

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